Borrowings	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Borrowings	Borrowings

			Weighted average term		Weighted average rate
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
	$	$	(years)	(years)	(%)	(%)
Revolving Credit Facilities	308,887	439,600	2.34	3.07	2.70	2.81
Term Loans	1,282,848	1,426,370	4.77	5.51	2.71	2.69
Public Bonds	725,072	726,826	2.40	2.57	8.10	7.53
Non-Public Bonds	179,462	206,870	4.14	5.04	6.18	6.13
Total	2,496,269	2,799,666	3.74	4.33	4.52	4.22
Less: deferred financing costs and other	(32,242)	(39,949)
Total borrowings	2,464,027	2,759,717
Less current portion	(407,274)	(362,079)
Long-term portion	2,056,753	2,397,638
Revolving Credit Facilities
As at December 31, 2021, the Partnership had two revolving credit facilities outstanding secured by 12 vessels (December 31, 2020 - two revolving credit facilities outstanding secured by 16 vessels) with a combined carrying value of $566.8 million (December 31, 2020 - $798.0 million), which, as at such date, provided for total borrowings of up to $308.9 million (December 31, 2020 - $439.6 million) and were fully drawn (December 31, 2020 - fully drawn).
Term Loans
As at December 31, 2021, the Partnership had term loans outstanding secured by 23 vessels (December 31, 2020 - secured by 25 vessels) with a combined carrying value of $1.9 billion (December 31, 2020 - $2.1 billion), which, as at such date, provided for total borrowings of $1.3 billion (December 31, 2020 - $1.4 billion). The term loans reduce over time with quarterly or semi-annual payments and have varying maturities through 2034.
In February 2021, the Partnership refinanced an existing term loan relating to the financing of the Petrojarl I FPSO unit. The new facility provides for borrowings of $75.0 million, which reduces over time with monthly payments and matures in February 2024. The interest payments on the new facility are based on LIBOR plus a margin of 3.50% per annum.
Public and Non-Public Bonds
As at December 31, 2021, the Partnership had public bonds outstanding which totaled $725.1 million (December 31, 2020 - $726.8 million). The public bonds have varying maturities through 2025.
As at December 31, 2021, the Partnership had non-public bonds outstanding secured by two vessels (December 31, 2020 - secured by two vessels), with a combined carrying value of $156.9 million (December 31, 2020 - $168.7 million), which, as at such date provided for total borrowings of $179.5 million (December 31, 2020 - $206.9 million). The non-public bonds reduce over time with semi-annual payments and varying maturities through 2027.
In August 2021, a subsidiary of the Partnership entered into an agreement with Brookfield, which involved, among other things, the exchange of $411.3 million in aggregate principal amount of the Partnership's 8.50% Senior Notes due 2023 (or the 8.5% Senior Notes) for newly issued 11.50% Senior Secured PIK Notes due August 2026 of Holdco (or the 11.50% PIK Notes) in an equal aggregate principal amount. See Note 21a for a detailed description of the Brookfield Exchanges.
In December 2021, the Partnership's wholly-owned subsidiary Altera Shuttle Tankers L.L.C. issued $180.0 million in senior unsecured bonds in the Norwegian bond market that mature in December 2025. These bonds will be listed on the Oslo Stock Exchange. The interest payments on the bonds are fixed at a rate of 9.50%. The bonds are non-callable for three years and all distributions by Altera Shuttle Tankers L.L.C. have been suspended for the life of the bonds. These bonds were issued at a discount to par value of 3% and the proceeds plus cash on hand were used to repurchase $181.2 million of the Altera Shuttle Tankers LLC's pre-existing 7.125% senior unsecured $250.0 million bond maturing in August 2022.

As at December 31, 2021, the contractual maturities of the Partnership's borrowings were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Borrowings:
Secured debt - scheduled repayments	1,033.3	247.3	223.6	160.5	126.6	90.4	184.9
Secured debt - repayments on maturity	737.9	92.0	274.6	173.6	—	197.7	—
Bond repayments	725.1	69.4	275.7	200.0	180.0	—	—
Total borrowings	2,496.3	408.7	773.9	534.1	306.6	288.1	184.9
See Note 21 for information regarding the Partnership's borrowings due to related parties.
In addition to the secured vessels discussed above, the Partnership's loan agreements typically includes customary security provisions including assignment of insurance and earnings, pledged in favor of our lenders. As at December 31, 2021, the Partnership's pledged accounts consisted of $75.6 million in Cash and cash equivalents ($100.1 million - December 31, 2020), $59.7 million in Financial assets (current and non-current) ($48.8 million - December 31, 2020), $118.5 million in Accounts and other receivable, net (current and non-current) ($202.9 million - December 31, 2020) and $136.8 million in Equity-accounted investments ($119.2 million - December 31, 2020). As at December 31, 2021, the Partnership has obtained guarantee arrangements with certain financial institutions which in the event of default provide for $28.6 million of guarantee coverage ($21.6 million - December 31, 2020). The Partnership is currently in compliance with all covenant requirements of its revolving credit facilities, term loans and bonds.